Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Payables and Accrued Liabilities [Abstract]
Contract liabilities	$ 116,700	$ 63,005
Salaries payables	475,315	1,103,108
Other payables	139,939	951,364
Other accruals	292,347	567,079
Total	$ 1,024,301	$ 2,684,556